CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (Parenthetical) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY
Stock Issued During Period, Shares, Issued for Services	112,969,750	158,902,970	206,506,322